Note 16 - Tax Expense - Movement in Recognized Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		$ (19,555)	[1]	$ (15,865)
Recognised in profit or loss		(3,662)		(3,696)
Foreign exchange movement		(13)		6
Deferred tax assets (liabilities)	[1]	(23,230)		(19,555)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		(20,985)	[1]	(17,092)
Recognised in profit or loss		(3,945)		(3,893)
Foreign exchange movement
Deferred tax assets (liabilities)	[1]	(24,930)		(20,985)
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		35	[1]	12
Recognised in profit or loss		223		23
Foreign exchange movement
Deferred tax assets (liabilities)	[1]	258		35
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		(4)	[1]	(3)
Recognised in profit or loss				(1)
Foreign exchange movement		1
Deferred tax assets (liabilities)	[1]	(3)		(4)
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		97	[1]
Recognised in profit or loss		(63)		97
Foreign exchange movement
Deferred tax assets (liabilities)	[1]	34		97
Share-based payments deferred tax assets [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		12	[1]
Recognised in profit or loss		3		12
Foreign exchange movement		(2)
Deferred tax assets (liabilities)	[1]	13		12
Provisions [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		1,290	[1]	1,218
Recognised in profit or loss		104		66
Foreign exchange movement		(8)		6
Deferred tax assets (liabilities)	[1]	1,386		1,290
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)
Recognised in profit or loss		16
Foreign exchange movement		(4)
Deferred tax assets (liabilities)		$ 12

[1]	The deferred tax liability consists of a deferred tax asset of $65 (2016: $44) from the South African operations and a deferred tax liability of $19,620 (2016: $15,909) due to the Zimbabwean operations. The amounts are in different tax jurisdictions and cannot offset. The amounts are presented as a Non-current asset and a Non-current liability in the Statement of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.